Income Taxes - Schedule of Tax Jurisdictions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Schedule of Tax Jurisdictions [Abstract]
Income before income tax expenses	$ (1,304,792)	$ 608,235	$ 1,335,521	$ 1,153,896	$ 5,909,713	$ 1,873,581
US federal statutory income tax rate					21.00%	21.00%
Income tax calculated at statutory rate					$ 1,241,040	$ 393,452
Rate differences in various jurisdictions					22,003	(14,208)
Non-deductible expenses					8,882	7,481
Loss carried forward					(164,396)	(50,107)
Additional tax reduction related to HK two-tiered profits tax regime					(21,154)	(27,575)
Income tax expense	$ (191,434)	$ 119,529	$ 252,574	$ 205,810	$ 1,086,375	$ 309,043